1
Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 97.8%
Aerospace and Defense – 65.6%
5,906
AeroEdge Co. Ltd.† ................................
$ 145,878
773
BWX Technologies Inc. ...........................
158,071
4,667
Cadre Holdings Inc. ................................
143,184
13,656
CAE Inc.† ...............................................
355,739
3,543
Crane Co. ................................................
605,853
3,341
EchoStar Corp., Cl. A† ...........................
391,131
245
Elbit Systems Ltd. ...................................
208,027
8,790
Firefly Aerospace Inc.† ...........................
250,251
2,220
General Dynamics Corp. ........................
761,948
1,358
General Electric Co. ................................
385,360
1,196
HEICO Corp. ...........................................
327,943
15,049
Hexcel Corp. ...........................................
1,217,916
3,191
Howmet Aerospace Inc. ..........................
735,398
777
Huntington Ingalls Industries Inc. ............
295,182
21,270
Innovative Solutions and Support Inc.† ..
436,673
118
Karman Holdings Inc.† ...........................
9,446
2,871
Kratos Defense & Security Solutions
Inc.† ....................................................
202,434
2,770
L3Harris Technologies Inc. ......................
956,065
1,470
Leidos Holdings Inc. ...............................
228,614
6,815
Leonardo DRS Inc. .................................
303,404
2,565
Lockheed Martin Corp. ...........................
1,550,260
10,568
Mercury Systems Inc.† ...........................
770,513
610
MTU Aero Engines AG ...........................
218,572
2,255
Northrop Grumman Corp. .......................
1,538,451
5,099
Park Aerospace Corp. ............................
139,611
37,595
Redwire Corp.† .......................................
319,558
139
Rheinmetall AG ......................................
234,760
2,669
RTX Corp. ...............................................
514,850
55,095
Senior plc ................................................
208,561
Shares Market Value
10,311
StandardAero Inc.† .................................
$ 266,333
13,890
Textron Inc. .............................................
1,216,208
7,910
The Boeing Co.† .....................................
1,574,327
505
TransDigm Group Inc. .............................
585,275
5,572
York Space Systems Inc.† ......................
123,531
17,379,327
Aviation: Parts and Services – 31.5%
3,848
AAR Corp.† ............................................
421,202
30,225
Albany International Corp., Cl. A ............
1,578,047
9,280
Astronics Corp.† .....................................
619,254
3,816
ATI Inc.† ..................................................
555,075
759
Carpenter Technology Corp. ...................
299,160
1,062
Curtiss-Wright Corp. ...............................
723,350
8,405
Ducommun Inc.† ....................................
1,025,410
4,946
Honeywell International Inc. ....................
1,117,944
4,816
Moog Inc., Cl. A ......................................
1,409,354
25,306
New Horizon Aircraft Ltd.† ......................
35,682
1,619
Woodward Inc. ........................................
579,473
8,363,951
Computer Software and Services – 0.7%
1,272
Palantir Technologies Inc., Cl. A† ...........
186,068
TOTAL COMMON STOCKS ............ 25,929,346
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 2.2%
$ 580,000 U.S. Treasury Bills,
3.49% to 3.56%††, 04/09/26 to 04/30/26
578,681
TOTAL INVESTMENTS — 100.0%
(cost $23,033,944) ..................................
$ 26,508,027
† Non-income producing security.
†† Represents annualized yields at dates of purchase.